Acquisition of MD Insider - Shares Issued (Details) - USD ($)			1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Aug. 31, 2020	Jul. 31, 2020	Feb. 29, 2020	Jul. 31, 2019	Nov. 30, 2020	Feb. 29, 2020
Business Acquisition [Line Items]
Additional shares issued	100,607
MD Insider Inc
Business Acquisition [Line Items]
Aggregate purchase price consideration		$ 6,488,000				$ 6,488,000		$ 289,320
Shares issued					289,320		386,339
Additional shares issued			96,487	100,607
Stock Available For Issuance			4,120
Fair value of the Company's common stock		$ 5,114,000						1,050,000
Acquisition cost								$ 567,000
Maximum | MD Insider Inc
Business Acquisition [Line Items]
Shares issued		462,691				462,691